Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the nine months ended September 30,
	2019	2020
	US$	US$

Numerator:
Net loss—basic and diluted	(30,200,182)	(28,582,981)
Net loss attributable to ordinary shareholders	(30,200,182)	(28,582,981)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,163,501,054	3,086,630,271
Diluted	3,163,501,054	3,086,630,271
Net loss earnings per share—basic and diluted	(0.01)	(0.01)

Schedule of instruments excluded from calculation of diluted net loss per share

	For the nine months ended September 30,
	2019	2020

Share options	160,139,359	284,044,974
Restricted shares units	60,108,963	29,194,080
Total	220,248,322	313,239,054